Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	₩ 20,139,703	₩ 22,087,645
Additions	3,714,719	2,142,501
Depreciation	(3,977,253)	(3,726,185)
Disposals	(104,127)	(202,048)
Impairment loss	(17,964)	(38,494)
Others	(10,952)
Effect of movements in exchange rates	900,303	(5,375)
Government grants received	(85,983)	(118,341)
Ending Balance	20,558,446	20,139,703
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	64,093,407	62,949,455
Ending Balance	68,456,190	64,093,407
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(42,405,521)	(39,304,268)
Ending Balance	(46,346,385)	(42,405,521)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,548,183)	(1,557,542)
Ending Balance	(1,551,359)	(1,548,183)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	442,822
Disposals	(8,975)	(11,266)
Others		53
Ending Balance	433,847	442,822
Land [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	442,822	454,035
Ending Balance		442,822
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	442,822	454,035
Ending Balance	433,847	442,822
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,847,206
Depreciation	(394,416)	(332,058)
Disposals	(17,655)	(31,936)
Impairment loss	3,897	1,074
Others	704,753	117,900
Effect of movements in exchange rates	167,236	(1,020)
Government grants received	(5,491)	(12,647)
Ending Balance	4,305,530	3,847,206
Buildings and structures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,847,206	4,105,893
Ending Balance		3,847,206
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,420,854	7,381,156
Ending Balance	8,583,015	7,420,854
Buildings and structures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(3,457,052)	(3,154,387)
Ending Balance	(4,068,333)	(3,457,052)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(116,596)	(120,876)
Ending Balance	(209,152)	(116,596)
Machinery And Equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	9,267,298
Depreciation	(3,188,694)	(3,035,681)
Disposals	(30,046)	(117,538)
Impairment loss	(15,287)	(30,815)
Others	1,784,733	4,976,266
Effect of movements in exchange rates	682,295	(1,882)
Government grants received	(80,432)	(93,825)
Ending Balance	8,419,867	9,267,298
Machinery And Equipment1 [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	9,267,298	7,570,773
Ending Balance		9,267,298
Machinery And Equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	48,166,361	43,604,721
Ending Balance	50,288,095	48,166,361
Machinery And Equipment1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(37,581,293)	(34,810,300)
Ending Balance	(40,637,254)	(37,581,293)
Machinery And Equipment1 [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,317,770)	(1,223,648)
Ending Balance	(1,230,974)	(1,317,770)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	126,167
Depreciation	(72,065)	(67,391)
Disposals	(44)	(2,963)
Impairment loss	(3)	8
Others	110,083	59,758
Effect of movements in exchange rates	15,041	(33)
Government grants received	(60)
Ending Balance	179,119	126,167
Furniture and fixtures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	126,167	136,788
Ending Balance		126,167
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	735,329	899,053
Ending Balance	863,241	735,329
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(600,912)	(753,987)
Ending Balance	(675,638)	(600,912)
Furniture and fixtures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(8,250)	(8,278)
Ending Balance	(8,484)	(8,250)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,045,727
Additions	3,651,064	2,090,747
Disposals	(6,899)
Impairment loss	620	(3,801)
Others	(2,910,055)	(5,473,330)
Effect of movements in exchange rates	11,141	(2,347)
Government grants received		(11,869)
Ending Balance	6,791,598	6,045,727
Construction-in-progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,045,727	9,446,327
Ending Balance		6,045,727
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,122,364	9,618,256
Ending Balance	6,867,667	6,122,364
Construction-in-progress [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(76,637)	(171,929)
Ending Balance	(76,069)	(76,637)
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	299,576
Depreciation	(259,095)	(236,986)
Disposals	(40,501)	(38,345)
Impairment loss	(7,191)	(4,960)
Others	299,534	319,353
Effect of movements in exchange rates	16,296	(65)
Ending Balance	308,619	299,576
Others [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	299,576	260,579
Ending Balance		299,576
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,021,641	823,101
Ending Balance	1,184,889	1,021,641
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(697,134)	(534,013)
Ending Balance	(853,778)	(697,134)
Others [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(24,931)	(28,509)
Ending Balance	(22,492)	(24,931)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	110,907
Additions	63,655	51,754
Depreciation	(62,983)	(54,069)
Disposals	(7)
Effect of movements in exchange rates	8,294	(28)
Ending Balance	119,866	110,907
Right-of-use assets [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	110,907	113,250
Ending Balance		110,907
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	184,036	169,133
Ending Balance	235,436	184,036
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(69,130)	(51,581)
Ending Balance	(111,382)	(69,130)
Right-of-use assets [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(3,999)	(4,302)
Ending Balance	₩ (4,188)	₩ (3,999)